Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,820)	$ 1,272	$ (9,735)	[1]	$ 1,777
Changes in operating assets and liabilities:
Accounts receivable	3,809	(1)	3,374		(5,192)
Prepayments and other current assets	584	0	(20)
Accounts payable			(2,316)
Payroll liabilities	(93)	(37)	(6,478)		98
Sales tax payable	(5)	(34)	(62)		(62)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,475	1,200	(15,237)		(3,379)
CASH FLOWS FROM FINANCING ACTIVITIES:
S Corp. stockholder's capital distribution			(1,608)		0
Proceeds from sale of common stock			33,020		0
NET CASH PROVIDED BY FINANCING ACTIVITIES			31,412		0
NET CHANGE IN CASH	2,475	1,200	16,175		(3,379)
Cash at beginning of period	22,419	6,244	6,244		9,623
Cash at end of period	24,894	7,444	22,419		6,244
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0
Income tax paid	$ 0	$ 0

[1]	Net income for the period from April 1, 2011 through January 30, 2012 was $3,301; Additional Net income (loss) for the period from April 1, 2011 to March 31, 2012 was $(13,036)